Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	8 Months Ended	12 Months Ended		4 Months Ended
	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Apr. 30, 2010 Predecessor
Cash flows from operating activities:
Net income	$ 1,580	$ 2,834	$ 2,140	$ 8,504
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	558	983	931	565
Asset impairments	28	22	52	9
Amortization of debt-related costs	23	24	30	307
Charges related to payment of debt	18	34	31	0
Inventory valuation adjustment	42	0	0	0
Equity investments -
Equity income	(86)	(143)	(216)	(84)
Distribution of earnings, net of tax	34	147	206	18
Deferred income taxes	20	715	452	(1,321)
Reorganization items and fresh start accounting adjustments, net	23	(4)	45	(7,388)
Reorganization-related payments, net	(349)	0	(112)	(407)
(Gain) loss on sale of assets	(64)	(12)	(42)	4
Changes in assets and liabilities that provided (used) cash:
Accounts receivable	(52)	(101)	(89)	(650)
Inventories	(27)	441	(732)	(368)
Accounts payable	392	(189)	703	249
Contributions to pension plans	(63)	(180)	(526)	(36)
Income tax refunds	3	306	7	1
Prepaid expenses and other current assets	33	(98)	(23)	58
Other, net	855	8	3	(386)
Net cash provided by (used in) operating activities	2,968	4,787	2,860	(925)
Cash flows from investing activities:
Expenditures for property, plant and equipment	(466)	(1,060)	(1,050)	(226)
Proceeds from disposal of assets	154	12	71	1
Short-term investments	0	0	0	12
Restricted cash	(11)	48	(42)	(11)
Other	0	(13)	0	0
Net cash used in investing activities	(323)	(1,013)	(1,021)	(224)
Cash flows from financing activities:
Issuance of Class B ordinary shares	0	0	0	2,800
Proceeds from exercise of warrants	0	1	37	0
Dividends paid	0	(2,415)	(2,893)	0
Net repayments of debtor-in-possession term loan facility	0	0	0	(2,170)
Net repayments under debtor-in-possession revolving credit facility	0	0	0	(325)
Net borrowings (repayments) on revolving credit facilities	(412)	0	0	38
Issuance of long-term debt	0	3,000	1,000	3,242
Repayments of long-term debt	(778)	(2,679)	(3,063)	(9)
Payments of equity and debt issuance costs	(2)	(53)	(35)	(253)
Other, net	(2)	1	(1)	(8)
Net cash provided by (used in) financing activities	(1,194)	(2,145)	(4,955)	3,315
Effect of exchange rate changes on cash	60	38	(41)	(13)
Increase (decrease) in cash and cash equivalents	1,511	1,667	(3,157)	2,153
Cash and cash equivalents at beginning of period	2,711	1,065	4,222	558
Cash and cash equivalents at end of period	4,222	2,732	1,065	2,711
Supplemental Cash Flow Information:
Interest paid	281	665	1,066	360
Net income taxes paid	$ 75	$ 261	$ 662	$ 12